                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:   Coordinating Investment Fiduciary of Raytheon Master Pension Trust
Address:870 Winter Street
        Waltham, MA 02451

Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paula J. Sasso
Title:  Director, Pension Operations
Phone:  781-522-5168

Signature, Place, and Date of Signing:

    /s/Paula J. Sasso               Waltham, MA              January 29, 2013
-----------------------------  ----------------------     ----------------------
      [Signature]                   [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $319,938 (Value X1000)

List of Other Included Managers:         NONE

                                            FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER  SOLE  SHARED NONE
--------------              -------------- --------- -------- --------- --- ---- ---------- -------- ----- ------ ----
ISHARES MSCI EAFE INDEX
  FUND                           ETF       464287465 $127,890 2,250,804 SH         SOLE       NONE                 X
ISHARES RUSSELL 1000 INDEX
  FUND                           ETF       464287622 $ 24,871  314,228  SH         SOLE       NONE                 X
ISHARES RUSSELL 1000 VALUE
  INDEX                          ETF       464287598 $117,791 1,617,568 SH         SOLE       NONE                 X
SPDR S&P 500 ETF TRUST           ETF       78462F103 $ 49,386  346,524  SH         SOLE       NONE                 X

                                                     $319,938